Redeemable Noncontrolling Interest (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Summary of the redeemable noncontrolling interest activity
The following table presents a summary of the redeemable noncontrolling interest activity during the periods presented:

(in millions)	2015	2014
Balance as of January 1,	$70	$69
Distributions	(18)	(18)
Share of income	18	17
Adjustment to redemption value of redeemable noncontrolling interest	8	2
Balance as of June 30,	$78	$70

The following table presents a summary of the redeemable noncontrolling interest activity in 2014 and 2013:

(in millions)	Redeemable Noncontrolling Interest
Balance as of January 1, 2013	$68
Distributions	(35)
Share of income	34
Adjustment to redemption value of redeemable noncontrolling interest	2
Balance as of December 31, 2013	69
Distributions	(35)
Share of income	34
Adjustment to redemption value of redeemable noncontrolling interest	2
Balance as of December 31, 2014	$70